Provisions - Summary of Changes in Provisions (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Beginning balance	€ 153
Transfer from provision to contract liability	(23)
Allowance	8
Amounts used	(6)
Unused amounts reversed	(1)
Unwinding of discounts	(1)
Effects of changes in foreign exchange rates	2
Transfer	4
Ending balance	136
Current	40	€ 40
Non-Current	96	€ 113
Close down and environmental remediation costs [member]
Disclosure of other provisions [line items]
Beginning balance	81
Allowance	1
Amounts used	(1)
Unwinding of discounts	(1)
Effects of changes in foreign exchange rates	1
Ending balance	81
Current	5
Non-Current	76
Restructuring costs [member]
Disclosure of other provisions [line items]
Beginning balance	5
Amounts used	(1)
Ending balance	4
Current	2
Non-Current	2
Legal claims and other costs [member]
Disclosure of other provisions [line items]
Beginning balance	67
Transfer from provision to contract liability	(23)
Allowance	7
Amounts used	(4)
Unused amounts reversed	(1)
Effects of changes in foreign exchange rates	1
Transfer	4
Ending balance	51
Current	33
Non-Current	€ 18